Award Timing Disclosure	12 Months Ended
Jan. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Practices
The Compensation Committee has followed a practice of granting annual equity awards, including annual awards of PSUs, stock options and time-based RSAs granted to the NEOs, on April 1 each year. Interim equity grants, such as grants made to newly hired executives, are typically made on March 15, June 15, September 15 and December 15 each year. During fiscal 2024, the Compensation Committee did not consider material non-public
information when determining the timing or terms of equity awards, and the Company did not time
the disclosure of material
non-public
information for the purpose of affecting the value of any executive compensation awarded during the year.
The Compensation Committee did not grant stock options to any NEO in 2024 during the period beginning four business days before and ending one business day after the filing or furnishing of a Form
10-K,
Form
10-Q
or Form
8-K
that discloses material non-public information.

Award Timing Method	During fiscal 2024, the Compensation Committee did not consider material non-public
information when determining the timing or terms of equity awards, and the Company did not time
the disclosure of material
non-public
information for the purpose of affecting the value of any executive compensation awarded during the year.
MNPI Disclosure Timed for Compensation Value	false